Financial Instruments - Disclosure Details Of Mutual Fund Allocation (Parenthetical) (Detail) - Vinci Monalisa FIM Credito Privado IE [Member] - BRAZIL - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Mutual Fund Allocation [Line Items]
Net assets	R$ 991,470	R$ 1,057,547
Mutual Funds [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Net assets	R$ 535,430	R$ 743,479
Foreign Investments [Member]
Disclosure Details Of Mutual Fund Allocation [Line Items]
Percentage of net asset value	40.00%